Non-interest revenue - Summary of Disaggregation of Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 356,569.1	$ 3,800.2	₨ 324,086.5	₨ 280,965.9
Deposit related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	55,009.0	586.3	49,755.2	45,178.6
Lending related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	75,177.0	801.2	63,372.6	55,501.7
Third-party products related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	53,358.1	568.7	49,214.3	43,049.3
Payments and cards business fees
Disaggregation of Revenue [Line Items]
Fees and commissions	111,003.3	1,183.0	104,416.2	92,568.5
Investment management fee
Disaggregation of Revenue [Line Items]
Fees and commissions	42,103.3	448.7	36,902.3	20,819.1
Other
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 19,918.4	$ 212.3	₨ 20,425.9	₨ 23,848.7